Loss for the Period - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Staff costs:
Salaries and other allowances	$ 930	$ 1,320
Retirement benefits scheme contributions	12	36
Share-based payment expenses	1,017	3,274
Total staff costs	1,959	4,630
Depreciation of plant and equipment	3	18
Amortization of right-of-use assets	91	115
Amortization of intangible assets	0	10
Impairment loss of intangible assets	0	1,500
Impairment loss on financial assets - expected credit loss	2,300	0
Other expenses	$ 0	$ 14